Operating and Maintenance Costs (Narrative) (Details) $ in Millions	9 Months Ended
Dec. 31, 2025 USD ($)
Paraguay [Member]
Operating And Maintenance Costs [Line Items]
VAT amount in ancillary services associated with plant and equipment	$ 5.5